Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Number of contractual days past due after which credit card consumer loans are generally written off	180 days
Outstanding balance threshold under which consumer loans are generally written off	$ 100,000
Number of contractual days past due after which consumer loans under $100,000 are generally written off	180 days
Property, Plant and Equipment [Line Items]
Negative adjustment to loan portfolio	$ 981,948,000	$ 963,743,000	$ 882,343,000
Retained earnings (Accumulated deficit)
Property, Plant and Equipment [Line Items]
Negative adjustment to loan portfolio	$ 33,918,000	(9,237,000)	$ (92,676,000)	$ (204,156,000)
Cumulative Effect, Period of Adoption, Adjustment | Retained earnings (Accumulated deficit)
Property, Plant and Equipment [Line Items]
Negative adjustment to loan portfolio		$ (7,841,000)
Buildings
Property, Plant and Equipment [Line Items]
Useful life	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software and Software Development Costs | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Software and Software Development Costs | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other Intangible Assets | Maximum
Property, Plant and Equipment [Line Items]
Useful life	15 years